Interest-bearing loans and borrowings1 - Additional Information (Detail)	12 Months Ended
Mar. 31, 2022
Bottom of range [member] | Secured Working Capital Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.80%
Borrowings repayment term	30 days
Bottom of range [member] | Secured Acceptances [Member]
Disclosure of detailed information about borrowings [line items]
Acceptances Discount Rate	5.10%
Acceptences Maturity Term	3 months
Bottom of range [member] | Secured Buyers Suppliers Credit [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.51%
Top of range [member] | Secured Working Capital Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.50%
Borrowings repayment term	365 days
Top of range [member] | Secured Acceptances [Member]
Disclosure of detailed information about borrowings [line items]
Acceptances Discount Rate	7.06%
Acceptences Maturity Term	12 months
Top of range [member] | Secured Buyers Suppliers Credit [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	(1.94%)